Fair value of financial instruments - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Fair value of financial instruments [Line Items]
Interest receivable Loans	$ 7
Unearned interest and deferred fees	0
Lease liabilities excluded	18,700,000	$ 19,900,000
Loan Commitments
Disclosure of Fair value of financial instruments [Line Items]
Interest receivable Loans	27,300,000	41,700,000
Allowance for loans losses	41,100,000	99,300,000
Unearned interest and deferred fees	5,800,000	12,100,000
Securities at amortized cost
Disclosure of Fair value of financial instruments [Line Items]
Interest receivable Loans	1,900,000	800,000
Allowance for loans losses	$ 400,000	$ 100,000